Debt	12 Months Ended
Dec. 31, 2023
Debt [abstract]
Debt

Note 14 - Debt

The Company’s debt is as follows:

	December 31, 2023		December 31, 2022
Short-term debt:
Short-term document payable	Ps.	112,142	Ps.	70,373
Supplier finance arrangement (1) (3)		449,850		338,336
Santander credit line (2)		182,145		82,527
Total of short-term debt	Ps.	744,137	Ps.	491,236
Long-term debt:
Long-term document payable	Ps.	127,602	Ps.	95,453
Promissory Notes		449,716		445,281
Total of long-term debt	Ps.	577,318	Ps.	540,734
Total debt:	Ps.	1,321,455	Ps.	1,031,970

(1)
According to the Agreement with Santander, the Company’s liability to Santander related to the accounts payable factored by its suppliers is allowed to be for an aggregate amount of up to Ps.350,000. On December 4, 2023, the Company agreed with Santander to increase the aggregate amount to Ps.500,000. As of December 31, 2023 and 2022, the Company had Ps.284,080 and Ps.11,664, respectively, available under the Agreement with Santander.
(2)
As of December 31, 2022, the Company’s liability to Santander related to the credit line in an aggregate amount of up to Ps.100,000. On December 4, 2023, the Company increased the aggregate amount of the credit line up to Ps.300,000. As of December 31, 2023 and 2022, the Company had an available credit line amount pending to be withdrawn of Ps.117,855 and Ps.17,473, respectively. In addition, on December 4, 2023, the Company entered into an additional credit line agreement with Santander for an amount of up to Ps.200,000. As of December 31, 2023, the Company had not used this credit line.
(3)
According to the HSBC Agreement, the Company's liability to HSBC related to the supplier finance arrangement and the credit line is for a combined aggregate amount of Ps.450,000. As of December 31, 2023, the Company did not have an outstanding balance under the credit line; however, the Company had an outstanding balance related to the supplier finance arrangement and, consequently, the Company had a total available amount of Ps.216,070.

i. Debt

Debt is an agreement for the financing of transportation and store equipment, which is pledged as collateral. As of December 31, 2023 and 2022, there were no current restrictions on the use of such pledged assets. Total short-term and long-term debt as of December 31, 2023 and 2022 was denominated, in Mexican peso and accrue monthly interest as shown below:

Institution	Concept	Effective rate	Remaining contract period (1)	2023		2022
Banco Mercantil del Norte	Transportation equipment	From 11.90 to 15.99	1 year	Ps.	149	Ps.	149
Daimler Chrysler Financial Services	Transportation equipment	From 11.25 to 13.20	1 year		111,551		67,563
Daimler Chrysler Financial Services	Transportation equipment	From 11.25 to 13.20	3 years		127,602		94,928
NR Finance México, S.A. de C.V. SOFOM E.N.R.	Transportation equipment	From 2.08 to 14.99	1 year		13		1,613
NR Finance México, S. A. de C. V. SOFOM E.N.R.	Transportation equipment	From 2.08 to 14.99	From 2 to 3 years		—		78
TOYOTA Financial Services	Transportation equipment	13.99	1 year		70		320
TOYOTA Financial Services	Transportation equipment	13.99	2 years		—		88
Grupo Financiero Santander	Transportation equipment	12.99	1 year		123		126
Grupo Financiero Santander	Transportation equipment	12.99	2 years		—		123
CETELEM SA de CV	Transportation equipment	From 12.74 to 14.00	1 year		—		131
Arrendadora Afirme	Transportation equipment	From 9.95 to 11.7	1 year		236		471
Arrendadora Afirme	Transportation equipment	11.7	3 years		—		236
Grupo Financiero Santander	Santander credit line	TIIE + 3.15	1 year		182,145		82,527
Supplier finance arrangement	HSBC	N/A	N/A		233,930		—
Supplier finance arrangement	Santander	N/A	N/A		215,920		338,336
Total of document payable				Ps.	871,739	Ps.	586,689
Total of short-term document payable					744,137		491,236
Total of long-term document payable				Ps.	127,602	Ps.	95,453

(1)
Relates to the remaining period of the contract. Nevertheless, multiple contracts are included in each row. In addition, the value of the contract for 1 year and for more than one year is included.

ii. Promissory Notes

As of December 31, 2023 and 2022, the Company’s debt under Promissory Notes was as follows:

	December 31, 2023
Promissory Notes	Amount of the Promissory Notes US$ (1)	Currency	Principal Ps.(2)	Accrued Interest Payable Ps.(2)	Total Ps.(2)	Interest Rate	Maturity	Guarantee(3)
Non-Current
Senior Promissory Notes (Note 13a)	94,747,329	US$	7,834	12,620	20,454	14%	Dec 2026	Guaranteed
2017 Junior Promissory Notes (Note 13b)	5,000,000	US$	13,515	20,627	34,142	15%	Dec 2026	Guaranteed
2020 Junior Promissory Notes (Note 13c)	650,000	US$	9,291	5,827	15,118	14%	Dec 2026	Guaranteed
Convertible Notes (Note 14a)	15,000,000	US$	248,569(4)	131,433	380,002	14%	Nov 2026	Guaranteed
Total	115,397,329		279,209	170,507	449,716

(1)
Amounts in the “Amount of the Promissory Notes” column is presented in the original issuance amount in US$.
(2)
Amounts in the “Principal”, “Accrued Interest Payable” and “Total” columns are presented in thousands of Mexican peso. These columns correspond only to amounts due to non-related parties of BBB Foods Inc. The remainder of the amount of each Promissory Note is disclosed as debt to related parties (see Note 13).
(3)
On November 20, 2020, the Mexican Subsidiaries became guarantors of BBB Foods Inc.´s obligations under the Promissory Notes guaranteeing payment at maturity in case of default or breach of a covenants of BBB Foods Inc.

	December 31, 2022
Promissory Notes	Amount of the Promissory Notes US$ (1)	Currency	Principal Ps.(2)	Accrued Interest Payable Ps.(2)	Total Ps.(2)	Interest Rate	Maturity	Guarantee(3)
Non-Current
Senior Promissory Notes (Note 13a)	94,747,329	US$	8,979	11,179	20,158	14%	May 2024	Guaranteed
2017 Junior Promissory Notes (Note 13b)	5,000,000	US$	15,489	17,866	33,355	15%	May 2024	Guaranteed
2020 Junior Promissory Notes (Note 13c)	650,000	US$	10,649	4,241	14,890	14%	May 2024	Guaranteed
Convertible Notes (Note 14a)	15,000,000	US$	284,882(4)	91,996	376,878	14%	Nov 2026	Guaranteed
Total	115,397,329		319,999	125,282	445,281

(4)
Amounts in the “Amount of the Promissory Notes” column is presented in the original issuance amount in US$.
(5)
Amounts in the “Principal”, “Accrued Interest Payable” and “Total” columns are presented in thousands of Mexican peso. These columns correspond only to amounts due to non-related parties of BBB Foods Inc. The remainder of the amount of each Promissory Note is disclosed as debt to related parties (see Note 13).
(6)
On November 20, 2020, the Mexican Subsidiaries became guarantors of BBB Foods Inc.´s obligations under the Promissory Notes guaranteeing payment at maturity in case of default or breach of a covenants of BBB Foods Inc.
(7)
Includes the issuance costs of the Convertible Notes.
a.
Convertible Notes: On November 20, 2020, BBB Foods Inc. entered into a Junior Convertible Promissory Notes Agreement with LIV FD, S.A. de C.V., S.O.F.O.M., E.N.R.

Under the term of this agreement, on November 20, 2020, BBB Foods Inc. issued a first junior convertible promissory note in the amount of US$7,500,000 with issuance costs of US$173,661 and on February 3, 2021, issued a second junior convertible promissory note in the amount of US$7,500,000, with issuance costs of US$112,500. Both instruments have a term of 6 years and mature on November 20, 2026, and bear interest at annual rate of 14% compounded quarterly, with principal and interest payable at maturity. The first junior convertible promissory note and the second junior convertible promissory note are referred to as the “Convertible Notes.” As of December 31, 2023 and 2022, the contractual payments of the Convertible Notes were US$22,830,216 (Ps.385,682), and US$19,857,885 (Ps.384,478), respectively.

Between May 20, 2025 and the maturity date, the Convertible Notes are convertible into ordinary shares of the Company, at the option of the holder. Convertible Notes will be convertible into the number of Class C Shares (rounded to the nearest whole number) equal to the outstanding principal amount plus the amount of all accrued and unpaid interest at the time of the conversion and divided by the Conversion Price (US$86.25), such amount may be adjusted after the issuance date for any share split, share combination or similar dilutive events that may occur with respect to Class C Shares. Since the functional currency of BBB Foods is the Mexican Peso and the Convertible Notes are denominated in U.S. dollars, the characteristic of an exchange of a fixed payment for a fixed amount of equity is not fulfilled as the exchange rate will be different depending on the date they are converted. In addition, as the holder decides when to convert the notes, there is uncertainty to determine the amount of principal and accrued interest from the start date of the contract until settlement. Therefore, it was determined that the Convertible Notes should be classified as financial liability.

According to the terms and conditions of the Convertible Notes, the option to acquire equity instruments of the Company meet the definition of a derivative, since the holder is entitled to receive shares of the Company at a determined price in U.S. dollars (but subject to variability for exchange fluctuations), which could be lower or higher than the fair value of the equity instruments at the date of the call option. Based on the foregoing, an embedded derivative exists under the Convertible Notes, and because it is not closely related to the underlying Convertible Notes it must be recognized as a financial instrument measured at fair value through profit or loss. However, the value of the embedded derivative as of December 31, 2023, 2022 and 2021, was nil.

As a subsequent event, between February 14 and 16, 2024, the Company repaid in full the outstanding amount of Senior, 2017 Junior and 2020 Junior Promissory Notes and Convertible Notes, in the aggregate amount of US$288,116,421 with the proceeds of the IPO (see Note 23).

See Note 13 for the terms and conditions of the remainder of the Company’s debt instruments.